Equity Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Disclosure of breakdown of equity instruments
The detail, by classification and type, of Equity instruments in the consolidated balance sheets is as follows:

EUR million
	2022	2021	2020
Classification
Financial assets held for trading	10,066	15,077	9,615
Non-trading financial assets mandatorily at fair value through profit or loss	3,711	4,042	3,234
Financial assets designated at fair value through other comprehensive income	1,941	2,453	2,783
	15,718	21,572	15,632
Type
Shares of Spanish companies	3,284	3,896	3,364
Shares of foreign companies	10,494	15,184	10,437
Shares of investment funds	1,940	2,492	1,831
	15,718	21,572	15,632

Disclosure of changes in financial assets at fair value through other comprehensive income
The changes in 'Financial assets at fair value through other comprehensive income' were as follows:

EUR million
	2022	2021	2020
Balance at beginning of the year	2,453	2,783	2,863
Net additions (disposals)	(33)	(276)	833
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (EIGR)A	(497)	(171)	(917)
Changes in the RV hedged with micro-hedging transactions	18	117	4
Balance at end of year	1,941	2,453	2,783
A.They do not include fair value movements for currency risk hedged with hedging instruments.